SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated interim financial statements are issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated interim financial statements.

On May 5, 2021, the Company closed an acquisition for specific oilfield service lines (the “Businesses”) of Action Energy Company W.L.L. (“Action”). Under the terms of the agreement, NESR acquired the Businesses with cash consideration of $36.8 million paid at closing and an additional cash payment of approximately $19.7 million to be paid six months following the initial closing, subject to certain conditions, for total cash consideration of around $56.5 million. The agreement also includes additional earnouts of approximately $6.4 million to be paid over the contracts’ terms. The Company is in the process of recording initial accounting for the transaction, including acquisition date, total consideration paid, and preliminary assignments of fair value to the assets and liabilities acquired.

Cautionary Note Regarding Forward-Looking Statements

This Periodic Report on Form 6-K (this “Periodic Report”) contains forward-looking statements (as such term is defined in Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended). Any and all statements contained in this Periodic Report that are not statements of historical fact, including statements regarding the impact of the COVID-19 pandemic or the Company’s response to COVID-19, may be deemed forward-looking statements. Terms such as “may,” “might,” “would,” “should,” “could,” “project,” “estimate,” “predict,” “potential,” “strategy,” “anticipate,” “attempt,” “develop,” “plan,” “help,” “believe,” “continue,” “intend,” “expect,” “future,” and terms of similar import (including the negative of any of these terms) may identify forward-looking statements. However, not all forward-looking statements may contain one or more of these identifying terms. Forward-looking statements in this Periodic Report may include, without limitation, statements regarding the plans and objectives of management for future operations, projections of income or loss, earnings or loss per share, capital expenditures, dividends, capital structure or other financial items, the Company’s future financial performance, including any such statement contained in a discussion and analysis of financial condition by management or in the results of operations included pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”), expansion plans and opportunities, completion and integration of acquisitions including the acquisitions of SAPESCO and Action, and the assumptions underlying or relating to any such statement.

The forward-looking statements are not meant to predict or guarantee actual results, performance, events or circumstances and may not be realized because they are based upon the Company’s current projections, plans, objectives, beliefs, expectations, estimates and assumptions and are subject to a number of risks and uncertainties and other influences, many of which the Company has no control over. Actual results and the timing of certain events and circumstances may differ materially from those described by the forward-looking statements as a result of these risks and uncertainties. Factors that may influence or contribute to the accuracy of the forward-looking statements or cause actual results to differ materially from expected or desired results may include, without limitation: changing commodity prices, market volatility and other market trends that affect our customers’ demand for our services; disruptions to economic and market conditions caused by the coronavirus (COVID-19) and other public health crises and threats; the level of capital spending by our customers; political, market, financial and regulatory risks, including those related to the geographic concentration of our customers; our operations, including maintenance, upgrades and refurbishment of our assets, may require significant capital expenditures, which may or may not be available to us; operating hazards inherent in our industry and the ability to secure sufficient indemnities and insurance; our ability to successfully integrate acquisitions; competition, including for capital and technological advances; and other risks and uncertainties set forth in the Company’s most recent Annual Report on Form 20-F filed with the SEC.

Readers are cautioned not to place undue reliance on forward-looking statements because of the risks and uncertainties related to them and to the risk factors. The Company disclaims any obligation to update the forward-looking statements contained in this Periodic Report to reflect any new information or future events or circumstances or otherwise, except as required by law. Readers should read this Periodic Report in conjunction with other documents which the Company may file or furnish from time to time with the SEC.